Basis of Presentation and General Information - Additional Information (Details)	Dec. 31, 2025 shares vessel subsidiary
Noncontrolling Interest [Line Items]
Number of additional public common stock offerings | shares	5
Number of additional public preferred stock offerings | shares	3
Number of subsidiaries | subsidiary	60
Number of drybulk vessels | vessel	45
Number of newbuild vessels | vessel	6
Safe Bulkers | Polys Hajioannou
Noncontrolling Interest [Line Items]
Ownership percentage by largest shareholder	47.31%